Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	$ 91,122	[1]	$ 867,287	[2]
Long-term loans from banks and others (excluding interests)	588,543		2,829,596
Carrying Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	91,122		867,287
Long-term loans from banks and others (excluding interests)	527,706		2,116,740
Recurring fair value measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	105,488		947,786
Long-term loans from banks and others (excluding interests)	$ 649,487		$ 2,354,612

[1]	Includes current portion of long-term liabilities.
[2]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.